History and Organization	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
History and Organization	History and Organization
History and Organization. Aspen Insurance Holdings Limited (“Aspen Holdings”) was incorporated on May 23, 2002 as a holding company headquartered in Bermuda. We underwrite specialty insurance and reinsurance on a global basis through our Operating Subsidiaries (as defined below) based in Bermuda, the United States and the United Kingdom: Aspen Insurance UK Limited (“Aspen U.K.”) and Aspen Underwriting Limited (“AUL”) (as corporate member of our Lloyd’s operations, which are managed by Aspen Managing Agency Limited (“AMAL”)), Aspen Bermuda Limited (“Aspen Bermuda”), Aspen Specialty Insurance Company (“Aspen Specialty”) and Aspen American Insurance Company (“AAIC”) (each referred to herein an “Operating Subsidiary” and collectively referred to as the “Operating Subsidiaries”). We also have branches in Australia, Canada, Singapore and Switzerland. We established Aspen Capital Management, Ltd. (“ACML”) and other related entities (collectively, “ACM”) to leverage our existing underwriting franchise, increase our operational flexibility in the capital markets and provide investors direct access to our underwriting expertise. References to the “Company,” the “Group,” “we,” “us” or “our” refer to Aspen Holdings or Aspen Holdings and its consolidated subsidiaries.
On February 15, 2019, the Company completed its merger with Highlands Merger Sub, Ltd. (“Merger Sub”), a wholly owned subsidiary of Highlands Bermuda Holdco, Ltd. (formerly known as Highlands Holdings, Ltd.) (“Parent”). Merger Sub merged with and into the Company (the “Merger”), with the Company continuing as the surviving company and as a wholly owned subsidiary of Parent. Parent, a Bermuda exempted company, is an affiliate of certain investment funds managed by affiliates of Apollo Global Management, Inc., a leading global investment manager (collectively with its subsidiaries, “Apollo”). Additional information about the Merger is set forth in the Company’s Current Report on Form 8-K filed with the United States Securities and Exchange Commission (the “SEC”) on February 15, 2019 and the exhibits thereto, and on August 28, 2018 and the exhibits thereto, including the Merger Agreement, and the Company’s definitive proxy statement on Schedule 14A filed with the SEC on November 6, 2018.
As a result of the Merger, all of the Company’s publicly traded ordinary shares were automatically canceled. The ordinary shares of the Company ceased trading on the New York Stock Exchange (“NYSE”) prior to the opening of trading on February 15, 2019. The Company’s preference shares and depositary shares continue to be listed on the NYSE under the following symbols: AHL PRC, AHL PRD and AHL PRE.